Cost and Expenses by Nature	6 Months Ended
Jun. 30, 2024
Cost and Expenses by Nature [Abstract]
Cost and expenses by nature

Note 18. Cost and expenses by nature

The operating costs and expenses by nature for the six-month periods ended June 30, 2024, and 2023, are as follows:

	June 30, 2024	June 30, 2023
Payroll	(41,990)	(45,952)
Third-party services and others	(13,267)	(11,767)
Business and marketing expenses	(2,167)	(3,397)
Depreciation	(600)	(492)
Amortization	(9,116)	(8,637)
Audit and consulting	(6,887)	(9,627)
Other administrative expenses	(5,671)	(1,852)
Provisions	1,707	109
Total	(77,991)	(81,615)

Cost of services provided	(35,826)	(32,719)
Sales and marketing expenses	(12,554)	(14,205)
General and administrative expenses	(31,936)	(36,283)
Other operating income (expenses), net	2,325	1,592
Total	(77,991)	(81,615)